Subsequent Events	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
26	Subsequent Events

Closing of New Senior Secured US$100 Million Corporate Credit Facility

On March 11, 2019, the Company entered into a new six-year senior secured corporate credit facility (“Corporate Facility”) with Banco de Credito del Peru (“BCP”) that provides funding of up to US$100 million effective March 8, 2019. The Corporate Facility provides the Company with additional liquidity and will provide the financial flexibility to fund future capital projects in Mexico as well as corporate working capital requirements. The Company will also use the proceeds of the new facility to repay existing debt balances in the near term.

Repayment of FIFOMI Loan in Mexico

During February 2019, the Company repaid the remaining US$1,657 owed on Dia Bras Mexicana’s loan from FIFOMI. This repayment prior to the loan’s maturity date did not result in any financial penalties and was within the terms of the agreement.